QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Unaudited Consolidated Quarterly Results Of Operations) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Jun. 26, 2019	Mar. 27, 2019	Dec. 26, 2018	Sep. 26, 2018	Jun. 27, 2018	Mar. 28, 2018	Dec. 27, 2017	Sep. 27, 2017	Jun. 26, 2019	Jun. 27, 2018	Jun. 28, 2017
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 834.1	$ 839.3	$ 790.7	$ 753.8	$ 817.1	$ 812.5	$ 766.4	$ 739.4	$ 3,217.9	$ 3,135.4	$ 3,150.8
Income before provision for income taxes	49.2	55.5	35.0	32.1	55.0	58.9	41.1	15.2	171.8	170.2	208.5
Net income	$ 46.7	$ 49.8	$ 32.0	$ 26.4	$ 43.8	$ 46.9	$ 25.3	$ 9.9	$ 154.9	$ 125.9	$ 150.8
Basic net income per share	$ 1.25	$ 1.33	$ 0.84	$ 0.65	$ 1.03	$ 1.03	$ 0.55	$ 0.20	$ 4.04	$ 2.75	$ 2.98
Diluted net income per share	$ 1.22	$ 1.31	$ 0.83	$ 0.64	$ 1.01	$ 1.02	$ 0.54	$ 0.20	$ 3.96	$ 2.72	$ 2.94
Basic weighted average shares outstanding	37.5	37.5	38.1	40.4	42.6	45.4	46.4	48.3	38.3	45.7	50.6
Diluted weighted average shares outstanding	38.3	38.1	38.8	41.1	43.5	46.0	46.9	48.7	39.1	46.3	51.2